Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Trade receivables
- Third parties	RM 27,995,076	$ 5,934,681	RM 11,310,279
- Related parties	5,531,955	1,172,720	2,499,319
Trade receivables	33,527,031	7,107,401	13,809,598
Less: Allowance for expected credit losses			(2,518,122)
Net trade receivables	33,527,031	7,107,401	11,291,476
Deposits	4,518,326	957,841	4,122,755
Prepayments	84,991,054	18,017,267	466,629
Other receivables	18,977,576	4,023,059	13,068,732
Total	142,013,987	30,105,568	28,949,592
Movement in allowance for expected credit losses on trade receivables as follows:
Beginning balances	2,518,122	533,817	1,757,638
Additional			756,973
Bad debt written off	(2,518,122)	(533,817)
Currency realignment			3,511
Ending balance			2,518,122
Not past due [Member]
Trade receivables
Net trade receivables	18,960,617	4,019,465	5,961,854
Past due [Member]
Trade receivables
Net trade receivables	14,566,414	3,087,936	7,847,744
Receivable due [Member]
Trade receivables
Less: Allowance for expected credit losses			(2,518,122)
Net trade receivables	RM 33,527,031	$ 7,107,401	RM 11,291,476